Other Current Assets	9 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 5 – Other Current Assets

Other current assets included as of:

	September 30, 2024	December 31, 2023
Deposit related to Rotor Riot, LLC and Fat Shark, Ltd. acquisitions	$–	$100,000
Prepaid insurance	94,500	20,631
Rent deposit	59,426	–
Other prepaid expenses	4,167	–
Total other current assets	$158,093	$120,631